FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table sets forth the Company’s financial liabilities that were measured at fair value, on a recurring basis:

	June 30, 2022
	Level 1	Level 2	Level 3	Total

Liabilities
Earn-out consideration(1)	—	$—	$2	$2

	December 31, 2021
	Level 1	Level 2	Level 3	Total

Liabilities
Earn-out consideration(1)	$—	$—	$597	$597
(1)	The earn-out consideration represents arrangements to pay the former owners of LBF Travel, Inc. (“LBF”) acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and six months ended June 30, 2022. As of June 30 2022, no payments were made as the Company did not meet the EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) threshold required. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s condensed consolidated balance sheets.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis:

December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	—	—	—	—
Total assets	$—	$—	$—	$—
Liabilities
Earn-out consideration(2)	—	$—	$597	$597

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	100	—	—	100
Total assets	$100	$—	$—	$100
Liabilities
Earn-out consideration(2)	$—	$—	$332	$332
(1)	Includes money market funds that are highly liquid investments with maturity periods of three months or less.
(2)	The earn-out consideration represents arrangements to pay the former owners of LBF, acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and 2022. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Balance, beginning of period	$762	$540	$597	$332
Change in the estimated fair value of earn-out consideration	(760)	(14)	(595)	194
Balance, end of the period	$2	$526	$2	$526

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (in thousand):

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$332	$398
Change in the estimated fair value of earn-out consideration	265	(66)
Balance, end of year	$597	$332